Leases - Lease payments receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Percentage of total revenue corresponding to commercial revenue	46.00%	42.00%	48.00%
Total	$ 531,725	$ 536,248	$ 476,601
Within 1 year
Leases
Total	105,455	109,314	99,142
Between 1 and 5 years
Leases
Total	273,589	266,875	241,115
Later than 5 years
Leases
Total	$ 152,681	$ 160,059	$ 136,344